ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables current assets held for sale	$ 384,609	$ 62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Fresh Vegetables current liabilities held for sale	311,453	199,255
Fresh Vegetables non-current liabilities held for sale	0	116,380
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current receivables, net	6,459	13,474
Inventories, net	39,660	42,728
Prepaid expenses and other current assets	5,281	6,050
Property, plant and equipment, net	224,100	227,183
Operating lease right-of-use assets	91,174	99,139
Other noncurrent assets	17,935	17,506
Total Fresh Vegetables assets held for sale	384,609	406,080
Fresh Vegetables current assets held for sale	384,609	62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Accounts payable	93,648	88,995
Accrued and other current liabilities	79,500	85,664
Operating lease liabilities	89,634	98,145
Deferred income tax liabilities	30,862	24,973
Other long-term liabilities	17,809	17,858
Total Fresh Vegetables liabilities held for sale	311,453	315,635
Fresh Vegetables current liabilities held for sale	311,453	199,255
Fresh Vegetables non-current liabilities held for sale	$ 0	$ 116,380